Cover	Jul. 27, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 27, 2023
Entity Registrant Name	M.D.C. Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8951
Entity Tax Identification Number	84-0622967
Entity Address, Address Line One	4350 South Monaco Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	773-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000773141
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	MDC
Security Exchange Name	NYSE
Senior Notes, 6%, Due January 2043 [Member]
Document Information [Line Items]
Title of 12(b) Security	6% Senior Notes due January 2043
Trading Symbol	MDC 43
Security Exchange Name	NYSE